GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of goodwill [line items]
Goodwill	$ 29,726,000	$ 29,726,000
Johnson
Disclosure of goodwill [line items]
Goodwill	219,000	219,000
Single-Family Rental
Disclosure of goodwill [line items]
Goodwill	29,507,000	$ 29,507,000
Impairment of goodwill	$ 0